Summary Of Deferred Revenue Expected To Be Realized (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Oct. 01, 2019	Sep. 30, 2019	Oct. 01, 2018
Accounting Policies [Abstract]
2020			$ 94,202
2021	$ 105,953		24,999
2022	27,003		7,288
2023	6,379		1,159
2024	470		118
2025	76
Total	$ 139,881	$ 127,766	$ 127,766	$ 80,560